T. ROWE PRICE Spectrum Conservative Allocation Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 1.3%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  445,000 451
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  330,000 331
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (1) 764,225 777
Ares LVII
Series 2020-57A, Class A, CLO, FRN
3M USD LIBOR + 1.32%, 1.564%, 10/25/31 (1) 610,000 610
Ballyrock
Series 2021-1A, Class A1, CLO, FRN
3M USD LIBOR + 1.06%, 1.226%, 4/15/34 (1) 635,000 635
Barings
Series 2016-2A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.214%, 7/20/28 (1) 415,600 416
Benefit Street Partners
Series 2015-VIBR, Class A, CLO, FRN
3M USD LIBOR + 1.19%, 1.315%, 7/20/34 (1) 720,000 721
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 1.626%, 4/15/29 (1) 280,000 278
Benefit Street Partners XX
Series 2020-20A, Class AR, CLO, FRN
3M USD LIBOR + 1.17%, 1.313%, 7/15/34 (1) 400,000 400
BlueMountain
Series 2015-2A, Class A1R, CLO, FRN
3M USD LIBOR + 0.93%, 1.064%, 7/18/27 (1) 276,145 276
Capital One Multi-Asset Execution Trust
Series 2005-B3, Class B3, FRN
3M USD LIBOR + 0.55%, 0.676%, 5/15/28  615,000 611
Carlyle Global Market Strategies
Series 2015-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.00%, 1.132%, 7/28/28 (1) 372,415 372
Carmax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26  735,000 758
Carmax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  1,050,000 1,048
CIFC Funding
Series 2020-3A, Class A1, CLO, FRN
3M USD LIBOR + 1.35%, 1.484%, 10/20/31 (1) 560,000 560

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 1.288%, 7/15/36 (1) 505,000 504
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 277,875 300
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 262,350 277
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 1.234%, 7/17/34 (1) 490,000 489
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  225,000 226
GM Financial Automobile Leasing Trust
Series 2020-3, Class C
1.11%, 10/21/24  250,000 252
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class C
1.31%, 10/15/25 (1) 240,000 242
Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 1.284%, 10/20/28 (1) 444,222 444
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 534,875 572
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 240,000 244
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 31,232 32
Jack in the Box Funding
Series 2019-1A, Class A2I
3.982%, 8/25/49 (1) 560,763 573
Madison Park Funding XXXIII
Series 2019-33A, Class A, CLO, FRN
3M USD LIBOR + 1.33%, 1.456%, 10/15/32 (1) 805,000 807
Magnetite XVIII
Series 2016-18A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.205%, 11/15/28 (1) 510,000 510
Magnetite XXV
Series 2020-25A, Class B, CLO, FRN
3M USD LIBOR + 1.55%, 1.455%, 1/25/32 (1) 255,000 255
Navient Private Education Loan Trust
Series 2017-A, Class A2A
2.88%, 12/16/58 (1) 84,221 85

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Navient Private Education Loan Trust
Series 2018-BA, Class A2A
3.61%, 12/15/59 (1) 341,367 356
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 513,287 525
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 350,605 356
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 450,000 460
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 256,114 258
Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M USD LIBOR + 1.13%, 1.264%, 10/19/31 (1) 470,000 471
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 1.124%, 1/20/32 (1) 1,190,000 1,190
Neuberger Berman Loan Advisers
Series 2020-38A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.434%, 10/20/32 (1) 590,000 591
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 1.241%, 7/17/35 (1) 370,000 370
Neuberger Berman XVI
Series 2017-16SA, Class AR, CLO, FRN
3M USD LIBOR + 1.04%, 1.166%, 4/15/34 (1) 630,000 628
OCP
Series 2014-7A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.12%, 1.254%, 7/20/29 (1) 830,000 830
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.65%, 1.784%, 7/20/29 (1) 475,000 475
OCP
Series 2020-19A, Class A1, CLO, FRN
3M USD LIBOR + 1.75%, 1.884%, 7/20/31 (1) 535,000 536
OCP
Series 2020-19A, Class AR, CLO, FRN
3M USD LIBOR + 1.15%, 10/20/34 (1)(2) 810,000 810
Octagon Investment Partners
Series 2016-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.18%, 1.305%, 1/24/33 (1) 825,000 827
OHA Credit Funding 3
Series 2019-3A, Class AR, CLO, FRN
3M USD LIBOR + 1.14%, 1.288%, 7/2/35 (1) 505,000 504

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OHA Credit Partners XVI
Series 2021-16A, Class A, CLO, FRN
3M USD LIBOR + 1.15%, 10/18/34 (1)(2) 375,000 375
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 1.144%, 7/17/29 (1) 606,132 606
OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 1.304%, 10/17/29 (1) 476,252 476
Palmer Square
Series 2020-2A, Class A1A, CLO, FRN
3M USD LIBOR + 1.70%, 1.826%, 7/15/31 (1) 505,000 506
Palmer Square
Series 2021-2A, Class A, CLO, FRN
3M USD LIBOR + 1.15%, 1.256%, 7/15/34 (1) 600,000 600
Peace Park
Series 2021-1A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 10/20/34 (1)(2) 550,000 550
Reese Park
Series 2020-1A, Class A1, CLO, FRN
3M USD LIBOR + 1.32%, 1.446%, 10/15/32 (1) 570,000 570
Santander Drive Auto Receivables Trust
Series 2021-3, Class D
1.33%, 9/15/27  285,000 286
Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (1) 715,000 733
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 590,000 590
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 590,000 590
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (1) 129,833 134
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 215,336 222
Sierra Timeshare Receivables Funding
Series 2021-1A, Class B
1.34%, 11/20/37 (1) 393,718 395
SMB Private Education Loan Trust
Series 2015-B, Class A2A
2.98%, 7/15/27 (1) 49,990 50
SMB Private Education Loan Trust
Series 2015-C, Class A3, FRN
1M USD LIBOR + 1.95%, 2.046%, 8/16/32 (1) 555,000 565

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (1) 67,864 69
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1) 175,468 180
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 546,361 579
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 431,388 454
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 528,896 525
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 490,000 499
Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 1.006%, 4/15/28 (1) 798,585 797
Symphony XXIII
Series 2020-23A, Class A, CLO, FRN
3M USD LIBOR + 1.32%, 1.446%, 1/15/34 (1) 1,190,000 1,192
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.214%, 4/20/33 (1) 355,000 355
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M USD LIBOR + 1.06%, 1.194%, 10/20/29 (1) 655,000 654
Total Asset-Backed Securities (Cost $35,506) 35,795
BOND MUTUAL FUNDS 24.8%
T. Rowe Price Dynamic Global Bond Fund - I Class, 3.64% (3)(4) 17,048,716 167,418
T. Rowe Price Inflation Protected Bond Fund - I Class, 7.21% (3)(4) 602 8
T. Rowe Price Institutional Emerging Markets Bond Fund,
3.94% (3)(4) 15,114,955 127,570
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
3.43% (3)(4) 7,312,398 71,296
T. Rowe Price Institutional High Yield Fund - Institutional Class,
3.82% (3)(4) 13,611,979 121,147
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
1.00% (3)(4) 15,400,004 157,080
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 6.59% (3)(4) 3,936,759 21,613

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
1.69% (3)(4) 834,010 9,850
Total Bond Mutual Funds (Cost $665,611) 675,982
COMMON STOCKS 34.6%
COMMUNICATION SERVICES 4.9%
Diversified Telecommunication Services 0.2%
KT (KRW)  22,576 638
Nippon Telegraph & Telephone (JPY)  132,900 3,541
Telecom Italia (EUR)  1,003,523 485
4,664
Entertainment 0.7%
Cinemark Holdings (5) 9,500 169
Netflix (5) 9,144 5,204
Roku (5) 1,126 397
Sea, ADR (5) 19,735 6,677
Spotify Technology (5) 3,874 908
Walt Disney (5) 31,438 5,700
Zynga, Class A (5) 36,298 321
19,376
Interactive Media & Services 3.5%
Alphabet, Class A (5) 1,724 4,989
Alphabet, Class C (5)(6) 17,468 50,819
Facebook, Class A (5)(6) 62,008 23,525
Genius Sports (5) 3,300 68
Match Group (5) 5,669 779
NAVER (KRW)  3,661 1,386
Pinterest, Class A (5) 38,568 2,143
Snap, Class A (5) 79,268 6,033
Tencent Holdings (HKD)  55,590 3,433
Vimeo (5) 3,808 145
Z Holdings (JPY)  144,800 942
94,262
Media 0.2%
Advantage Solutions (5) 7,918 69
Advantage Solutions, Warrants, 12/31/26 (5) 2,460 4
Cable One  419 880
Comcast, Class A  11,280 684
CyberAgent (JPY)  89,400 1,637
National CineMedia  8,422 22
Stroeer (EUR)  8,326 686

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
WPP (GBP)  109,022 1,478
5,460
Wireless Telecommunication Services 0.3%
SoftBank Group (JPY)  13,700 772
T-Mobile U.S. (5) 35,075 4,806
Vodafone Group, ADR  74,362 1,269
6,847
Total Communication Services 130,609
CONSUMER DISCRETIONARY 4.3%
Auto Components 0.2%
Autoliv, SDR (SEK)  9,000 802
Denso (JPY)  14,100 987
Gentherm (5) 4,760 409
Magna International  24,844 1,960
Stanley Electric (JPY)  27,200 679
Stoneridge (5) 6,393 149
Sumitomo Rubber Industries (JPY)  30,700 368
5,354
Automobiles 0.2%
Honda Motor (JPY)  17,000 515
Suzuki Motor (JPY)  22,400 968
Toyota Motor (JPY)  35,700 3,109
4,592
Diversified Consumer Services 0.1%
Alclear Holdings, Acquisition Date: 3/6/18 - 12/13/18,
Cost $137 (5)(7) 18,325 809
Bright Horizons Family Solutions (5) 3,304 482
Duolingo (5) 305 39
Rover Group, Acquisition Date: 5/11/18 - 5/25/18, Cost $46 (5)(7) 6,383 70
Rover Group, Acquisition Date: 8/2/21, Cost $— (5)(7) 6,383 3
Rover Group, Acquisition Date: 8/2/21, Cost $— (5)(7) 6,383 3
Rover Group, Acquisition Date: 8/2/21, Cost $— (5)(7) 6,383 1
1,407
Hotels, Restaurants & Leisure 1.0%
Bally's (5) 1,522 77
BJ's Restaurants (5) 9,147 391
Booking Holdings (5) 1,019 2,343
Chipotle Mexican Grill (5) 1,240 2,360
Chuy's Holdings (5) 7,994 258
Compass Group (GBP) (5) 72,879 1,506
Denny's (5) 11,500 190
Drive Shack (5) 17,941 49

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fiesta Restaurant Group (5) 19,184 230
Hilton Worldwide Holdings (5) 25,257 3,154
Marriott International, Class A (5) 20,929 2,828
McDonald's  1,328 315
MGM Resorts International  35,357 1,507
Papa John's International  7,726 985
Red Robin Gourmet Burgers (5) 6,071 149
Ruth's Hospitality Group (5) 7,651 157
Starbucks  34,266 4,026
Vail Resorts (5) 1,861 567
Yum! Brands  37,213 4,876
25,968
Household Durables 0.2%
Cavco Industries (5) 940 240
Panasonic (JPY)  94,200 1,126
Persimmon (GBP)  31,393 1,271
Skyline Champion (5) 8,199 514
Sony Group (JPY)  16,600 1,716
4,867
Internet & Direct Marketing Retail 1.5%
1stDibs.com, Acquisition Date: 2/7/19, Cost $44 (5)(7) 2,937 46
Alibaba Group Holding, ADR (5) 10,502 1,754
Altimeter Growth (5) 10,543 119
Altimeter Growth Corp. SPAC / Grab Holdings PIPE (5)(8) 9,760 94
Amazon.com (5)(6) 8,965 31,116
ASOS (GBP) (5) 25,361 1,353
Big Sky Growth Partners (5) 9,637 95
Coupang (5) 23,461 703
Deliveroo Holdings, Acquisition Date: 9/12/17 - 5/16/19,
Cost $144 (GBP) (5)(7) 81,200 369
Delivery Hero (EUR) (5) 3,381 491
DoorDash, Class A (5) 12,279 2,350
Poshmark, Class A (5) 1,244 36
RealReal (5) 11,600 144
THG (GBP) (5) 50,409 426
ThredUp, Class A (5) 5,451 104
Xometry, Acquisition Date: 7/20/20 - 9/4/20, Cost $53 (5)(7) 5,224 361
Xometry, Class A (5) 868 63
Zalando (EUR) (5) 15,482 1,717
41,341
Multiline Retail 0.1%
Dollar General  8,654 1,929
Next (GBP)  11,123 1,210

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ollie's Bargain Outlet Holdings (5) 9,033 654
3,793
Specialty Retail 0.6%
AutoZone (5) 459 711
Burlington Stores (5) 3,525 1,056
Carvana (5) 12,055 3,955
Five Below (5) 737 157
Home Depot  7,030 2,293
Kingfisher (GBP)  391,431 1,885
Monro  6,667 379
Petco Health & Wellness (5) 5,773 124
RH (5) 551 386
Ross Stores  19,003 2,250
TJX  44,872 3,263
16,459
Textiles, Apparel & Luxury Goods 0.4%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost $49 (5)(7)(9) 4,500 52
Capri Holdings (5) 7,800 441
Dr. Martens (GBP) (5) 119,183 695
EssilorLuxottica (EUR)  7,128 1,401
Kering (EUR)  1,468 1,169
Lululemon Athletica (5) 5,683 2,274
Moncler (EUR)  21,048 1,348
NIKE, Class B  14,727 2,426
Samsonite International (HKD) (5) 218,100 457
Skechers USA, Class A (5) 7,400 373
Steven Madden  2,300 93
10,729
Total Consumer Discretionary 114,510
CONSUMER STAPLES 0.9%
Beverages 0.1%
Boston Beer, Class A (5) 1,409 803
Coca-Cola  571 32
Diageo (GBP)  37,172 1,787
Kirin Holdings (JPY)  38,300 694
3,316
Food & Staples Retailing 0.1%
Seven & i Holdings (JPY) (10) 39,600 1,728
Walmart  9,119 1,350
Welcia Holdings (JPY) (10) 17,200 607
3,685

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Food Products 0.4%
Barry Callebaut (CHF)  375 955
Cal-Maine Foods  7,935 287
Nestle (CHF)  53,548 6,762
Nomad Foods (5) 10,982 290
Post Holdings (5) 4,644 520
Post Holdings Partnering (5) 6,329 64
Sanderson Farms  1,414 278
TreeHouse Foods (5) 9,548 358
Utz Brands  16,282 316
Wilmar International (SGD)  381,500 1,172
11,002
Personal Products 0.3%
BellRing Brands, Class A (5) 4,153 140
L'Oreal (EUR)  5,265 2,470
Pola Orbis Holdings (JPY) (10) 12,400 271
Unilever (GBP)  73,243 4,078
6,959
Total Consumer Staples 24,962
ENERGY 0.3%
Energy Equipment & Services 0.1%
Cactus, Class A  4,045 152
Dril-Quip (5) 2,800 68
Halliburton  18,954 379
Liberty Oilfield Services, Class A (5) 25,046 256
NexTier Oilfield Solutions (5) 38,214 137
Worley (AUD)  119,645 909
1,901
Oil, Gas & Consumable Fuels 0.2%
Devon Energy  12,243 362
Diamondback Energy  7,567 583
Equinor (NOK)  85,259 1,807
Magnolia Oil & Gas, Class A  30,006 470
Royal Dutch Shell, Class B, ADR  20,191 795
TotalEnergies (EUR)  44,148 1,953
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $9 (5)(7)(9) 3 14
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $134 (5)(7)(9) 37 170
6,154
Total Energy 8,055

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS 4.9%
Banks 1.6%
Atlantic Capital Bancshares (5) 6,186 150
Australia & New Zealand Banking Group (AUD)  50,504 1,022
Bank of America  141,005 5,887
BankUnited  15,659 658
BNP Paribas (EUR)  20,966 1,328
Citigroup  28,679 2,062
Close Brothers Group (GBP)  18,549 393
CrossFirst Bankshares (5) 9,849 130
DBS Group Holdings (SGD)  35,267 782
Dime Community Bancshares  7,576 250
DNB Bank (NOK)  110,278 2,328
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $24 (5)(7)(9) 2,412 29
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $12 (5)(7)(9) 1,185 14
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (5)(7)(9) 360 1
East West Bancorp  7,474 548
Equity Bancshares, Class A (5) 5,410 174
Erste Group Bank (EUR)  24,117 963
FB Financial  8,766 361
First Bancshares  6,598 267
Five Star Bancorp  3,760 90
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $41 (5)(7)(9) 4,129 19
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (5)(7)(9) 803 —
Heritage Commerce  21,334 240
Heritage Financial  6,634 169
Home BancShares  16,074 356
ING Groep (EUR)  167,536 2,311
Intesa Sanpaolo (EUR)  289,721 820
JPMorgan Chase  3,678 588
Live Oak Bancshares  7,953 487
Lloyds Banking Group (GBP)  1,778,383 1,065
Mitsubishi UFJ Financial Group (JPY)  167,000 906
National Bank of Canada (CAD)  28,084 2,229
Origin Bancorp  7,565 311
Pacific Premier Bancorp  9,367 374
Pinnacle Financial Partners  8,946 867
Popular  3,722 283
Professional Holding, Class A (5) 4,068 78
Sandy Spring Bancorp  6,645 290

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Seacoast Banking  11,139 356
Signature Bank  3,434 891
SouthState  4,654 319
Standard Chartered (GBP)  74,602 465
Sumitomo Mitsui Trust Holdings (JPY)  20,689 676
Svenska Handelsbanken, Class A (SEK)  113,921 1,280
United Overseas Bank (SGD)  74,700 1,414
Webster Financial  6,432 325
Wells Fargo  189,940 8,680
Western Alliance Bancorp  9,230 901
44,137
Capital Markets 1.5%
Apollo Global Management  12,907 772
Bridgepoint Group (GBP) (5) 102,142 711
Cboe Global Markets  5,783 730
Charles Schwab  116,080 8,456
Goldman Sachs Group  20,033 8,284
Julius Baer Group (CHF)  19,075 1,302
Macquarie Group (AUD)  8,882 1,078
Morgan Stanley  145,937 15,240
MSCI  576 365
S&P Global  4,311 1,913
StepStone Group, Class A  11,151 534
XP, Class A (5) 8,950 435
39,820
Consumer Finance 0.0%
Encore Capital Group (5) 7,190 354
PRA Group (5) 7,197 302
PROG Holdings  8,560 405
1,061
Diversified Financial Services 0.2%
Challenger (AUD)  99,289 466
Element Fleet Management (CAD) (10) 126,232 1,392
Equitable Holdings  74,718 2,317
Mitsubishi HC Capital (JPY)  97,600 523
4,698
Insurance 1.5%
AIA Group (HKD) (10) 59,600 712
American International Group  151,138 8,246
Assurant  4,176 710
Aviva (GBP)  169,548 942
AXA (EUR)  102,694 2,885
Axis Capital Holdings  9,632 493
Bright Health Group (5) 2,617 24

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bright Health Group, Acquisition Date: 9/16/20, Cost $111 (5)(7) 16,251 143
Chubb  22,199 4,083
Direct Line Insurance Group (GBP)  140,216 595
Hanover Insurance Group  3,347 473
Hartford Financial Services Group  37,845 2,544
Marsh & McLennan  9,725 1,529
MetLife  44,505 2,759
Munich Re (EUR)  10,371 3,027
PICC Property & Casualty, Class H (HKD)  936,000 846
Ping An Insurance Group, Class H (HKD)  72,000 558
Sampo, Class A (EUR)  40,174 2,076
Selective Insurance Group  9,117 762
Selectquote (5) 6,571 63
Storebrand (NOK)  145,494 1,292
Sun Life Financial (CAD) (10) 41,308 2,127
Tokio Marine Holdings (JPY)  31,100 1,522
Travelers  11,200 1,789
Zurich Insurance Group (CHF)  3,431 1,505
41,705
Thrifts & Mortgage Finance 0.1%
Blue Foundry Bancorp (5) 2,698 36
Capitol Federal Financial  13,317 154
Essent Group  8,546 402
Housing Development Finance (INR)  27,221 1,038
Meridian Bancorp  8,375 174
PennyMac Financial Services  8,588 572
Sterling Bancorp (5) 9,904 53
2,429
Total Financials 133,850
HEALTH CARE 4.9%
Biotechnology 0.3%
AbbVie  13,427 1,622
Abcam, ADR (5) 4,398 93
ACADIA Pharmaceuticals (5) 2,094 37
Acceleron Pharma (5) 3,051 408
Agios Pharmaceuticals (5) 3,748 167
Allogene Therapeutics (5) 1,602 38
Apellis Pharmaceuticals (5) 2,368 156
Arcutis Biotherapeutics (5) 1,080 23
Argenx, ADR (5) 2,398 794
Ascendis Pharma, ADR (5) 3,577 561
Avidity Biosciences (5) 3,202 73
Blueprint Medicines (5) 3,715 346
Cerevel Therapeutics Holdings (5) 4,824 153

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CRISPR Therapeutics (5) 640 80
Exact Sciences (5) 334 35
Flame Biosciences, Acquisition Date: 9/28/20, Cost $20 (5)(7)(9) 3,075 20
G1 Therapeutics (5) 1,642 25
Generation Bio (5) 8,004 200
Global Blood Therapeutics (5) 6,923 199
Homology Medicines (5) 2,750 20
Icosavax (5) 2,424 91
IGM Biosciences (5) 1,713 122
Insmed (5) 15,965 448
Intellia Therapeutics (5) 1,937 311
Iovance Biotherapeutics (5) 1,214 29
Karuna Therapeutics (5) 638 76
Kodiak Sciences (5) 5,130 483
Kymera Therapeutics (5) 1,052 65
MeiraGTx Holdings (5) 2,103 26
Monte Rosa Therapeutics (5) 1,043 37
Morphic Holding (5) 323 20
Nurix Therapeutics (5) 1,482 48
Orchard Therapeutics, ADR (5) 5,431 15
Prothena (5) 7,278 488
PTC Therapeutics (5) 852 37
Radius Health (5) 17,908 248
RAPT Therapeutics (5) 3,951 129
Repare Therapeutics (5) 3,200 109
Replimune Group (5) 1,844 59
Scholar Rock Holding (5) 6,547 259
Seagen (5) 1,656 277
Tenaya Therapeutics (5) 968 20
TG Therapeutics (5) 689 19
Turning Point Therapeutics (5) 2,272 175
Ultragenyx Pharmaceutical (5) 5,583 538
Xencor (5) 5,866 199
Zentalis Pharmaceuticals (5) 1,934 132
9,510
Health Care Equipment & Supplies 1.5%
Abbott Laboratories  12,237 1,546
Alcon (CHF)  7,109 586
Align Technology (5) 667 473
AtriCure (5) 4,551 335
Avanos Medical (5) 7,654 253
Axonics (5) 1,503 113
Becton Dickinson & Company  7,934 1,997
CVRx (5) 2,207 42
Danaher  38,907 12,612

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DENTSPLY SIRONA  11,039 681
Elekta, Class B (SEK) (10) 68,863 863
ICU Medical (5) 1,547 308
Intuitive Surgical (5) 4,624 4,872
JAND, Class A, Acquisition Date: 3/9/18, Cost $54 (5)(7)(9) 3,441 112
Koninklijke Philips (EUR)  46,683 2,151
Medtronic  38,226 5,102
Mesa Laboratories  407 109
Nevro (5) 2,417 295
NuVasive (5) 3,209 199
Outset Medical (5) 2,013 99
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $114 (5)(7)(9) 30,352 39
Penumbra (5) 959 264
Pulmonx (5) 663 27
Quidel (5) 4,140 534
Siemens Healthineers (EUR)  25,776 1,793
Stryker  11,476 3,180
Teleflex  5,807 2,296
Zimmer Biomet Holdings  2,974 447
41,328
Health Care Providers & Services 1.0%
Accolade (5) 2,896 137
Alignment Healthcare (5) 3,376 60
Alignment Healthcare, Acquisition Date: 2/28/20 - 3/31/21,
Cost $75 (5)(7) 9,352 157
Amedisys (5) 2,388 438
Anthem  9,982 3,745
Centene (5) 25,444 1,602
Cigna  2,478 524
dentalcorp Holdings (CAD) (5)(10) 10,468 132
Fresenius (EUR)  32,957 1,714
Hanger (5) 15,047 359
HCA Healthcare  24,956 6,313
Humana  2,035 825
Innovage Holding (5) 1,453 22
ModivCare (5) 2,345 463
Molina Healthcare (5) 4,147 1,115
Oak Street Health (5) 911 43
Option Care Health (5) 10,807 289
Pennant Group (5) 4,441 136
Privia Health Group (5) 2,393 71
U.S. Physical Therapy  2,854 335
UnitedHealth Group  19,970 8,313
26,793

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Technology 0.0%
Certara (5) 2,042 69
Doximity, Class A (5) 1,480 136
Sophia Genetics (5) 3,762 74
Veeva Systems, Class A (5) 3,008 999
1,278
Life Sciences Tools & Services 0.6%
Adaptive Biotechnologies (5) 2,564 93
Agilent Technologies  25,297 4,439
Bruker  10,255 905
Evotec (EUR) (5) 17,437 867
Olink Holding, ADR (5) 4,995 160
PerkinElmer  5,664 1,047
Quanterix (5) 1,315 67
Rapid Micro Biosystems, Class A (5) 3,914 74
Seer (5) 3,518 141
Thermo Fisher Scientific  14,545 8,072
15,865
Pharmaceuticals 1.5%
Arvinas (5) 665 57
Astellas Pharma (JPY)  167,600 2,824
AstraZeneca, ADR  102,375 5,966
Atea Pharmaceuticals (5) 1,179 35
Bausch Health (5) 20,021 583
Bayer (EUR)  30,218 1,681
Catalent (5) 7,286 950
Elanco Animal Health (5) 67,546 2,255
Eli Lilly  29,495 7,618
GlaxoSmithKline, ADR  34,316 1,398
Ipsen (EUR)  6,754 676
Novartis (CHF)  34,684 3,208
Otsuka Holdings (JPY)  27,300 1,162
Pfizer  33,927 1,563
Reata Pharmaceuticals, Class A (5) 1,894 202
Roche Holding (CHF)  10,947 4,396
Sanofi (EUR)  31,660 3,281
Takeda Pharmaceutical, ADR  27,701 460
TherapeuticsMD (5) 22,936 18
Zoetis  8,122 1,662
39,995
Total Health Care 134,769

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES 3.1%
Aerospace & Defense 0.1%
BWX Technologies  2,208 127
Meggitt (GBP) (5) 117,213 1,338
Parsons (5) 3,510 124
Safran (EUR)  7,744 971
2,560
Air Freight & Logistics 0.1%
FedEx  4,143 1,101
United Parcel Service, Class B  14,800 2,895
3,996
Airlines 0.0%
Sun Country Airlines Holdings (5) 3,099 100
100
Building Products 0.0%
CSW Industrials  1,197 159
Gibraltar Industries (5) 7,302 545
PGT Innovations (5) 9,964 212
916
Commercial Services & Supplies 0.2%
ADT  35,256 302
Brink's  4,186 327
Cintas  728 288
Copart (5) 5,127 740
Heritage-Crystal Clean (5) 6,194 183
MSA Safety  1,828 298
Rentokil Initial (GBP)  55,255 442
Republic Services  17,927 2,225
Tetra Tech  1,628 234
5,039
Electrical Equipment 0.4%
ABB (CHF)  57,448 2,125
AZZ  9,682 518
Hubbell  10,867 2,240
Legrand (EUR)  9,927 1,139
Mitsubishi Electric (JPY)  144,200 1,971
Prysmian (EUR)  37,945 1,429
Schneider Electric (EUR)  5,967 1,066
Shoals Technologies Group, Class A (5) 8,505 277
Thermon Group Holdings (5) 3,810 64
10,829

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Industrial Conglomerates 0.9%
DCC (GBP)  11,619 988
General Electric  108,216 11,407
Honeywell International  13,646 3,164
Melrose Industries (GBP)  601,982 1,390
Roper Technologies  2,700 1,305
Siemens (EUR)  39,758 6,596
24,850
Machinery 0.5%
Caterpillar  12,555 2,648
Chart Industries (5) 1,598 301
Deere  1,180 446
Enerpac Tool Group  18,060 454
ESCO Technologies  5,302 478
Federal Signal  7,333 298
Fortive  21,265 1,571
Graco  6,068 476
Helios Technologies  4,746 387
Ingersoll Rand (5) 13,908 737
John Bean Technologies  4,805 701
KION Group (EUR)  16,683 1,785
Knorr-Bremse (EUR)  6,105 733
Marel (ISK)  16,278 126
Meritor (5) 13,242 314
Mueller Water Products, Class A  21,390 356
SMC (JPY)  900 576
SPX (5) 6,861 429
THK (JPY)  19,800 458
Toro  3,449 379
13,653
Marine 0.0%
Matson  5,675 449
449
Professional Services 0.4%
Booz Allen Hamilton Holding  4,746 389
Clarivate (5) 27,525 693
CoStar Group (5) 14,028 1,189
Equifax  1,286 350
Huron Consulting Group (5) 2,800 138
Jacobs Engineering Group  20,389 2,752
Legalzoom.com (5) 916 31
Recruit Holdings (JPY)  30,000 1,766
TechnoPro Holdings (JPY)  43,300 1,159
Teleperformance (EUR)  2,662 1,178

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TransUnion  3,748 455
Upwork (5) 17,167 768
10,868
Road & Rail 0.3%
Central Japan Railway (JPY)  6,500 951
CSX  56,197 1,828
Knight-Swift Transportation Holdings  6,347 330
Landstar System  1,608 270
Norfolk Southern  13,621 3,454
Saia (5) 1,535 369
Union Pacific  6,398 1,387
8,589
Trading Companies & Distributors 0.2%
Air Lease  4,806 191
Ashtead Group (GBP)  23,997 1,876
Bunzl (GBP)  20,737 751
Mitsubishi (JPY)  32,000 963
Rush Enterprises, Class A  5,906 261
SiteOne Landscape Supply (5) 5,089 1,018
Sumitomo (JPY)  70,300 991
United Rentals (5) 1,673 590
6,641
Total Industrials & Business Services 88,490
INFORMATION TECHNOLOGY 7.7%
Communications Equipment 0.1%
Infinera (5) 4,000 34
Telefonaktiebolaget LM Ericsson, Class B (SEK)  175,085 2,074
2,108
Electronic Equipment, Instruments & Components 0.3%
CTS  11,659 409
Hamamatsu Photonics (JPY)  17,500 1,020
Largan Precision (TWD)  5,000 482
Littelfuse  1,717 490
Murata Manufacturing (JPY)  18,700 1,542
National Instruments  9,885 413
Novanta (5) 5,558 852
Omron (JPY)  9,300 876
PAR Technology (5) 7,454 506
TE Connectivity  3,431 515
Teledyne Technologies (5) 2,023 938
8,043

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IT Services 1.7%
Affirm Holdings (5) 13,181 1,270
Amadeus IT Group, A Shares (EUR) (5) 10,518 642
ANT International, Class C, Acquisition Date: 6/7/18, Cost $481 (5)
(7)(9) 85,814 605
Euronet Worldwide (5) 2,902 387
Fidelity National Information Services  5,902 754
Fiserv (5) 40,306 4,748
Flywire (5) 1,108 49
Global Payments  16,577 2,696
Kratos Defense & Security Solutions (5) 11,574 286
Mastercard, Class A  15,610 5,405
MongoDB (5) 3,748 1,468
NTT Data (JPY)  118,400 2,131
Payoneer Global (5) 25,200 259
PayPal Holdings (5) 23,432 6,764
Repay Holdings (5) 8,131 187
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $9 (5)(7)(9) 204 24
Shopify, Class A (5) 1,413 2,154
Snowflake, Class A (5) 1,647 501
Square, Class A (5) 10,070 2,699
StoneCo, Class A (5) 2,332 108
Themis Solutions, Acquisition Date: 4/14/21, Cost $22 (5)(7)(9) 960 22
Twilio, Class A (5) 1,498 535
Visa, Class A  50,235 11,509
45,203
Semiconductors & Semiconductor Equipment 2.0%
Advanced Micro Devices (5) 24,105 2,669
Analog Devices  21,309 3,472
Applied Materials  40,171 5,428
ASML Holding (EUR)  4,874 4,065
ASML Holding  6,406 5,336
Broadcom  10,982 5,460
Entegris  8,708 1,046
KLA  4,102 1,395
Lattice Semiconductor (5) 20,132 1,251
Marvell Technology  18,146 1,110
Microchip Technology  6,346 999
Micron Technology (5) 1,827 135
Monolithic Power Systems  1,916 948
NVIDIA  21,953 4,914
NXP Semiconductors  18,868 4,059
QUALCOMM  15,185 2,227
Renesas Electronics (JPY) (5) 57,200 613
Semtech (5) 2,290 160

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Taiwan Semiconductor Manufacturing (TWD)  223,719 4,907
Taiwan Semiconductor Manufacturing, ADR  8,077 961
Texas Instruments  12,470 2,381
Tokyo Electron (JPY)  3,300 1,414
54,950
Software 2.9%
Atlassian, Class A (5) 3,385 1,242
Bill.com Holdings (5) 4,018 1,103
Canva, Acquisition Date: 8/16/21, Cost $82 (5)(7)(9) 48 82
Ceridian HCM Holding (5) 6,463 726
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $36 (5)(7)(9) 1,585 86
Coupa Software (5) 3,963 970
Crowdstrike Holdings, Class A (5) 1,327 373
Datadog, Class A (5) 4,287 591
Descartes Systems Group (5) 10,985 861
DocuSign (5) 5,862 1,737
DoubleVerify Holdings (5) 1,183 43
Duck Creek Technologies (5) 729 34
Five9 (5) 2,912 461
Fortinet (5) 5,506 1,735
Intuit  10,618 6,011
Manhattan Associates (5) 1,856 303
Microsoft (6) 136,799 41,297
nCino (5) 4,979 309
Paycom Software (5) 1,548 757
Paycor HCM (5) 2,867 106
salesforce.com (5) 15,891 4,215
SAP (EUR)  13,449 2,020
ServiceNow (5) 10,766 6,929
SS&C Technologies Holdings  10,047 760
Synopsys (5) 8,377 2,783
Toast, Acquisition Date: 9/14/18, Cost $— (5)(7)(9) 9 1
Workiva (5) 2,982 418
Zendesk (5) 976 121
Zoom Video Communications, Class A (5) 7,898 2,286
78,360
Technology Hardware, Storage & Peripherals 0.7%
Apple (6) 100,703 15,290
Samsung Electronics (KRW)  46,921 3,097
18,387
Total Information Technology 207,051

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS 1.9%
Chemicals 0.9%
Air Liquide (EUR)  8,496 1,523
Akzo Nobel (EUR)  12,723 1,568
Asahi Kasei (JPY)  105,000 1,083
BASF (EUR)  17,273 1,336
Covestro (EUR)  14,092 913
Element Solutions  38,582 877
International Flavors & Fragrances  8,532 1,293
Johnson Matthey (GBP)  38,276 1,548
Linde  20,230 6,364
Minerals Technologies  4,870 383
PPG Industries  16,026 2,557
Quaker Chemical  1,745 452
Sherwin-Williams  9,083 2,758
Tosoh (JPY)  10,700 194
Umicore (EUR)  18,452 1,214
24,063
Construction Materials 0.0%
Martin Marietta Materials  1,704 650
650
Containers & Packaging 0.6%
Amcor, CDI (AUD)  63,920 816
Avery Dennison  5,010 1,129
International Paper  97,725 5,872
Packaging Corp. of America  21,739 3,298
Ranpak Holdings, Class A (5) 3,687 113
Westrock  116,505 6,063
17,291
Metals & Mining 0.3%
Antofagasta (GBP)  63,550 1,273
BHP Group (AUD)  19,281 638
BHP Group (GBP)  55,957 1,740
Constellium (5) 28,428 575
ERO Copper (CAD) (5) 21,500 407
Franco-Nevada (CAD)  1,711 250
Haynes International  5,257 206
IGO (AUD)  271,423 1,896
Northern Star Resources (AUD)  42,980 306
Rio Tinto (AUD)  6,624 539
South32 (AUD)  315,279 719
8,549

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  61,990 1,216
West Fraser Timber (CAD)  3,086 238
1,454
Total Materials 52,007
MISCELLANEOUS 0.0%
Miscellaneous 0.0%
Bluescape Opportunities Acquisition (5) 13,492 137
Conyers Park III Acquisition (5) 9,327 96
KKR Acquisition Holdings I (5) 14,993 148
Total Miscellaneous 381
REAL ESTATE 0.8%
Equity Real Estate Investment Trusts 0.7%
Alexandria Real Estate Equities, REIT  5,190 1,071
American Campus Communities, REIT  9,016 458
Camden Property Trust, REIT  9,547 1,432
Community Healthcare Trust, REIT  3,554 172
CubeSmart, REIT  8,784 470
EastGroup Properties, REIT  5,226 942
Equinix, REIT  490 413
Equity LifeStyle Properties, REIT  12,689 1,079
First Industrial Realty Trust, REIT  4,588 257
Flagship Communities REIT  2,635 48
Great Portland Estates (GBP)  96,666 1,039
JBG SMITH Properties, REIT  11,967 361
Prologis, REIT  54,044 7,278
PS Business Parks, REIT  3,947 621
Rexford Industrial Realty, REIT  8,572 531
Scentre Group (AUD)  347,620 723
Welltower, REIT  34,852 3,051
Weyerhaeuser, REIT  4,121 148
20,094
Real Estate Management & Development 0.1%
Altus Group (CAD)  2,000 105
FirstService  6,407 1,192
Mitsui Fudosan (JPY)  74,100 1,701
2,998
Total Real Estate 23,092
UTILITIES 0.9%
Electric Utilities 0.3%
Evergy  7,524 515

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Eversource Energy  7,771 705
IDACORP  3,926 414
MGE Energy  1,846 149
NextEra Energy  53,620 4,503
Southern  27,977 1,839
8,125
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  114,000 392
Chesapeake Utilities  3,967 519
ONE Gas  7,159 514
Southwest Gas Holdings  8,366 588
2,013
Independent Power & Renewable Electricity Producers 0.1%
AES  26,450 631
Electric Power Development (JPY)  34,900 521
NextEra Energy Partners  4,238 339
1,491
Multi-Utilities 0.4%
Ameren  2,052 180
CMS Energy  8,329 534
Dominion Energy  20,369 1,586
Engie (EUR)  139,044 1,993
National Grid (GBP)  105,391 1,363
NorthWestern  3,637 231
Public Service Enterprise Group  2,916 186
Sempra Energy  39,602 5,242
WEC Energy Group  4,838 457
11,772
Water Utilities 0.0%
California Water Service Group  4,381 279
Middlesex Water  2,663 291
SJW Group  4,630 321
891
Total Utilities 24,292
Total Miscellaneous Common Stocks  0.0% (5)(11) 547
Total Common Stocks (Cost $468,098) 942,615
CONVERTIBLE BONDS 0.0%
Rivian, 7/23/26, Acquisition Date: 7/23/21, Cost $839 (5)(7)(9) 839,044 839
Total Convertible Bonds (Cost $839) 839

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 0.3%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Rivian Automotive, Series D, Acquisition Date: 12/23/19,
Cost $108 (5)(7)(9) 10,000 711
Rivian Automotive, Series E, Acquisition Date: 7/10/20,
Cost $163 (5)(7)(9) 10,520 747
Rivian Automotive, Series F, Acquisition Date: 1/19/21,
Cost $899 (5)(7)(9) 24,401 1,733
3,191
Hotels, Restaurants & Leisure 0.0%
Cava Group, Series E, Acquisition Date: 6/23/20 - 3/26/21,
Cost $156 (5)(7)(9) 6,334 238
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $104 (5)(7)
(9) 2,763 104
342
Internet & Direct Marketing Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $85 (5)(7)(9) 14,624 85
85
Textiles, Apparel & Luxury Goods 0.0%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost $16 (5)(7)(9) 1,470 17
Allbirds, Series B, Acquisition Date: 10/10/18, Cost $3 (5)(7)(9) 260 3
Allbirds, Series C, Acquisition Date: 10/9/18, Cost $27 (5)(7)(9) 2,470 29
Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost $9 (5)(7)(9) 790 9
58
Total Consumer Discretionary 3,676
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $100 (5)(7)(9) 5,409 336
Total Consumer Staples 336
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $41 (5)(7)(9) 14,745 120
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $63 (5)(7)(9) 7,833 63
183

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies 0.0%
JAND, Series E, Acquisition Date: 3/9/18, Cost $67 (5)(7)(9) 4,246 139
JAND, Series F, Acquisition Date: 4/3/20, Cost $101 (5)(7)(9) 5,187 169
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $45 (5)(7)(9) 44,249 45
353
Health Care Providers & Services 0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $84 (5)(7)(9) 34,928 127
127
Life Sciences Tools & Services 0.0%
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $46 (5)(7)(9) 5,249 46
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $61 (5)(7)(9) 4,451 198
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $92 (5)(7)(9) 2,075 92
336
Total Health Care 999
INDUSTRIALS & BUSINESS SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $47 (5)(7)(9) 1,042 47
47
Road & Rail 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $68 (5)(7)(9) 9,621 112
Convoy, Series D, Acquisition Date: 10/30/19, Cost $85 (5)(7)(9) 6,236 73
185
Total Industrials & Business Services 232
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $1 (5)(7)
(9) 3 1
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $41 (5)(7)
(9) 1,534 183
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $8 (5)(7)(9) 75 9
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $5 (5)(7)(9) 220 5
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $— (5)(7)(9) 20 —
Themis Solutions, Series B, Acquisition Date: 4/14/21, Cost $— (5)
(7)(9) 20 —

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $61 (5)(7)(9) 2,730 61
259
Software 0.1%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $32 (5)(7)(9) 2,328 126
Checkr, Series D, Acquisition Date: 9/6/19, Cost $99 (5)(7)(9) 3,266 176
Databricks, Series G, Acquisition Date: 2/1/21, Cost $94 (5)(7)(9) 527 116
Databricks, Series H, Acquisition Date: 8/31/21, Cost $261 (5)(7)
(9) 1,184 261
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $44 (5)(7)(9) 3,599 44
Gusto, Series E, Acquisition Date: 7/13/21, Cost $132 (5)(7)(9) 4,351 132
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $36 (5)(7)(9) 2,473 36
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21, Cost $102 (5)
(7)(9) 7,799 102
Plex Systems Holdings, Series B, Acquisition Date: 6/9/14,
Cost $25 (5)(7)(9) 10,891 103
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $43 (5)(7)(9) 2,838 43
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $58 (5)(7)(9) 9,270 134
Seismic Software, Series F, Acquisition Date: 9/25/20, Cost $6 (5)
(7)(9) 705 10
Toast, Series B, Acquisition Date: 9/14/18, Cost $1 (5)(7)(9) 78 12
Toast, Series D, Acquisition Date: 6/27/18, Cost $99 (5)(7)(9) 5,711 857
Toast, Series F, Acquisition Date: 2/14/20, Cost $22 (5)(7)(9) 484 72
2,224
Total Information Technology 2,483
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $56 (5)(7)(9) 1,182 56
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $79 (5)(7)(9) 1,910 79
Total Materials 135
UTILITIES 0.1%
Electric Utilities 0.0%
Southern, Series A, 6.75%, 8/1/22  7,519 397
397

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Independent Power & Renewable Electricity Producer 0.1%
AES, 6.875%, 2/15/24  7,103 705
705
Total Utilities 1,102
Total Convertible Preferred Stocks (Cost $4,863) 8,963
CORPORATE BONDS 5.6%
AbbVie, 2.95%, 11/21/26  400,000 431
AbbVie, 3.20%, 11/21/29  765,000 835
AbbVie, 4.05%, 11/21/39  260,000 305
AbbVie, 4.25%, 11/21/49  380,000 462
AbbVie, 4.70%, 5/14/45  600,000 752
AbbVie, 4.875%, 11/14/48  870,000 1,138
Adani Electricity Mumbai, 3.949%, 2/12/30  1,200,000 1,219
AerCap Ireland Capital, 3.50%, 5/26/22  150,000 153
AerCap Ireland Capital, 3.50%, 1/15/25  150,000 158
AerCap Ireland Capital, 4.875%, 1/16/24  355,000 385
AerCap Ireland Capital, 6.50%, 7/15/25  150,000 175
AIA Group, 3.90%, 4/6/28 (1) 765,000 865
Aker, 2.875%, 1/15/26 (1) 150,000 158
Alexandria Real Estate Equities, 3.95%, 1/15/27  455,000 510
Alexandria Real Estate Equities, 3.95%, 1/15/28  655,000 742
Alexandria Real Estate Equities, 4.70%, 7/1/30  105,000 126
American Campus Communities Operating Partnership, 2.85%,
2/1/30  770,000 799
American Campus Communities Operating Partnership, 3.30%,
7/15/26  315,000 339
American Campus Communities Operating Partnership, 3.625%,
11/15/27  265,000 290
Anglo American Capital, 4.125%, 9/27/22 (1) 465,000 481
Anheuser-Busch InBev Worldwide, 4.439%, 10/6/48  185,000 224
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50  2,150,000 2,656
APT Pipelines, 4.25%, 7/15/27 (1) 288,000 328
Arrow Electronics, 4.00%, 4/1/25  510,000 554
Astrazeneca Finance, 1.75%, 5/28/28  370,000 375
Astrazeneca Finance, 2.25%, 5/28/31  120,000 123
AT&T, 1.65%, 2/1/28  150,000 150
AT&T, 2.25%, 2/1/32  420,000 416
AT&T, 2.30%, 6/1/27  425,000 441
AT&T, 2.55%, 12/1/33 (1) 445,000 446
AT&T, 2.75%, 6/1/31  920,000 964
AT&T, 4.30%, 2/15/30  290,000 337
AT&T, 4.35%, 3/1/29  260,000 301

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ausgrid Finance, 3.85%, 5/1/23 (1) 285,000 297
Ausgrid Finance, 4.35%, 8/1/28 (1) 440,000 501
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 615,000 642
Avolon Holdings Funding, 4.25%, 4/15/26 (1) 125,000 135
Avolon Holdings Funding, 4.375%, 5/1/26 (1) 300,000 326
Baidu, 2.875%, 7/6/22  960,000 977
Baidu, 3.625%, 7/6/27  680,000 754
Baidu, 3.875%, 9/29/23  545,000 578
Banco Santander, 3.49%, 5/28/30  200,000 218
Bank of America, 3.248%, 10/21/27  2,120,000 2,314
Bank of America, VR, 1.898%, 7/23/31 (12) 2,225,000 2,175
Bank of America, VR, 2.496%, 2/13/31 (12) 450,000 463
Bank of America, VR, 2.592%, 4/29/31 (12) 600,000 621
Bank of America, VR, 3.419%, 12/20/28 (12) 175,000 192
Bank of America, VR, 3.559%, 4/23/27 (12) 1,195,000 1,312
Bank of America, VR, 4.271%, 7/23/29 (12) 875,000 1,006
Barclays, VR, 2.852%, 5/7/26 (12) 685,000 723
Barclays, VR, 3.932%, 5/7/25 (12) 1,010,000 1,087
BAT Capital, 3.557%, 8/15/27  1,280,000 1,383
BAT International Finance, 1.668%, 3/25/26  175,000 175
BBVA Bancomer, 4.375%, 4/10/24 (1) 550,000 597
Becton Dickinson & Company, 1.957%, 2/11/31  535,000 525
Becton Dickinson & Company, 2.823%, 5/20/30  325,000 344
Becton Dickinson & Company, 3.70%, 6/6/27  1,079,000 1,200
Becton Dickinson & Company, 3.734%, 12/15/24  89,000 97
Becton Dickinson & Company, 3.794%, 5/20/50  390,000 443
Becton Dickinson & Company, 4.669%, 6/6/47  915,000 1,156
BNP Paribas, VR, 1.323%, 1/13/27 (1)(12) 780,000 770
Boardwalk Pipelines, 3.40%, 2/15/31  385,000 410
Boardwalk Pipelines, 4.45%, 7/15/27  175,000 197
Boardwalk Pipelines, 4.95%, 12/15/24  415,000 461
Boardwalk Pipelines, 5.95%, 6/1/26  430,000 507
Booking Holdings, 4.625%, 4/13/30  235,000 281
Boral Finance, 3.00%, 11/1/22 (1) 70,000 71
Boral Finance, 3.75%, 5/1/28 (1) 915,000 986
Boston Properties, 3.25%, 1/30/31  670,000 722
Brixmor Operating Partnership, 4.05%, 7/1/30  260,000 294
Brixmor Operating Partnership, 4.125%, 5/15/29  940,000 1,070
Cameron LNG, 2.902%, 7/15/31 (1) 175,000 188
Cameron LNG, 3.302%, 1/15/35 (1) 190,000 205
Cameron LNG, 3.701%, 1/15/39 (1) 145,000 160
Capital One Financial, 3.65%, 5/11/27  875,000 975
Capital One Financial, 3.75%, 3/9/27  210,000 235
Cardinal Health, 4.50%, 11/15/44  95,000 109
Cardinal Health, 4.90%, 9/15/45  100,000 122
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (1) 1,100,000 1,202

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Charter Communications Operating, 2.30%, 2/1/32  330,000 321
Charter Communications Operating, 2.80%, 4/1/31  1,055,000 1,080
Charter Communications Operating, 3.75%, 2/15/28  1,015,000 1,122
Charter Communications Operating, 4.20%, 3/15/28  425,000 480
Charter Communications Operating, 4.80%, 3/1/50  145,000 169
Charter Communications Operating, 5.125%, 7/1/49  175,000 210
Charter Communications Operating, 5.75%, 4/1/48  35,000 45
Charter Communications Operating, 6.484%, 10/23/45  110,000 154
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29  445,000 488
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  135,000 157
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24  285,000 324
Cigna, 2.375%, 3/15/31  280,000 288
Cigna, 2.40%, 3/15/30  195,000 200
Cigna, 3.40%, 3/1/27  105,000 116
Citigroup, VR, 3.106%, 4/8/26 (12) 500,000 535
CNO Financial Group, 5.25%, 5/30/25  187,000 211
Comcast, 3.25%, 11/1/39  360,000 391
Country Garden Holdings, 5.125%, 1/17/25  200,000 207
Country Garden Holdings, 6.15%, 9/17/25  450,000 488
Crown Castle International, 4.45%, 2/15/26  780,000 876
Crown Castle Towers, 3.663%, 5/15/25 (1) 695,000 734
CVS Health, 1.30%, 8/21/27  380,000 375
CVS Health, 1.875%, 2/28/31  330,000 322
CVS Health, 2.70%, 8/21/40  95,000 93
CVS Health, 3.625%, 4/1/27  510,000 565
CVS Health, 4.25%, 4/1/50  520,000 631
CVS Health, 4.30%, 3/25/28  346,000 399
CVS Health, 5.05%, 3/25/48  2,165,000 2,868
Daimler Finance North America, 2.45%, 3/2/31 (1) 210,000 217
Danske Bank, 3.875%, 9/12/23 (1) 5,000 5
Danske Bank, 5.375%, 1/12/24 (1) 320,000 352
Danske Bank, VR, 3.001%, 9/20/22 (1)(12) 200,000 201
Danske Bank, VR, 3.244%, 12/20/25 (1)(12) 685,000 728
Diamondback Energy, 3.25%, 12/1/26  515,000 551
Discover Financial Services, 4.10%, 2/9/27  645,000 726
Ecolab, 4.80%, 3/24/30  45,000 55
Edison International, 4.95%, 4/15/25  30,000 33
Enel Finance International, 3.625%, 5/25/27 (1) 1,735,000 1,926
Energy Transfer, 2.90%, 5/15/25  175,000 184
Energy Transfer, 3.75%, 5/15/30  675,000 732
Energy Transfer, 4.20%, 4/15/27  880,000 971
Energy Transfer, 4.50%, 4/15/24  120,000 130
Energy Transfer, 4.95%, 6/15/28  180,000 208
Energy Transfer, 5.00%, 5/15/50  85,000 99
Energy Transfer, 5.25%, 4/15/29  265,000 312
Energy Transfer, 5.50%, 6/1/27  80,000 94

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Energy Transfer, 5.875%, 1/15/24  320,000 352
Energy Transfer, 6.00%, 6/15/48  345,000 438
Energy Transfer, 6.25%, 4/15/49  135,000 180
Eni, Series X-R, 4.75%, 9/12/28 (1) 595,000 698
Equitable Holdings, 4.35%, 4/20/28  640,000 735
Essex Portfolio, 3.625%, 5/1/27  580,000 642
Falabella, 4.375%, 1/27/25 (10) 1,100,000 1,187
General Motors Financial, 4.00%, 10/6/26  225,000 249
General Motors Financial, 4.30%, 7/13/25  465,000 513
General Motors Financial, 4.35%, 4/9/25  489,000 539
General Motors Financial, 5.10%, 1/17/24  105,000 115
GLP Capital, 3.35%, 9/1/24  120,000 127
Goldman Sachs Group, 3.50%, 11/16/26  540,000 587
Goldman Sachs Group, VR, 1.542%, 9/10/27 (12) 515,000 518
Goldman Sachs Group, VR, 2.615%, 4/22/32 (12) 2,925,000 3,017
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 45,000 46
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 145,000 149
Gray Oak Pipeline, 3.45%, 10/15/27 (1) 60,000 64
Hasbro, 3.55%, 11/19/26  240,000 263
Healthcare Realty Trust, 2.05%, 3/15/31  190,000 187
Healthcare Realty Trust, 3.625%, 1/15/28  575,000 635
Healthpeak Properties, 2.875%, 1/15/31  75,000 79
Healthpeak Properties, 3.50%, 7/15/29  75,000 83
Highwoods Realty, 3.05%, 2/15/30  685,000 723
Highwoods Realty, 4.125%, 3/15/28  570,000 642
HSBC Holdings, 3.90%, 5/25/26  415,000 460
HSBC Holdings, VR, 1.645%, 4/18/26 (12) 205,000 207
HSBC Holdings, VR, 2.099%, 6/4/26 (12) 570,000 586
Humana, 2.15%, 2/3/32  180,000 179
Humana, 4.875%, 4/1/30  392,000 475
Hyundai Capital America, 1.80%, 10/15/25 (1) 250,000 253
ING Groep, VR, 1.726%, 4/1/27 (12) 225,000 228
Intercontinental Exchange, 1.85%, 9/15/32  1,340,000 1,291
Intercontinental Exchange, 2.10%, 6/15/30  1,425,000 1,433
JPMorgan Chase, VR, 1.578%, 4/22/27 (12) 1,045,000 1,053
JPMorgan Chase, VR, 1.953%, 2/4/32 (12) 1,045,000 1,024
JPMorgan Chase, VR, 2.182%, 6/1/28 (12) 680,000 701
JPMorgan Chase, VR, 2.522%, 4/22/31 (12) 1,250,000 1,293
JPMorgan Chase, VR, 2.739%, 10/15/30 (12) 415,000 437
JPMorgan Chase, VR, 2.956%, 5/13/31 (12) 1,695,000 1,789
JPMorgan Chase, VR, 3.54%, 5/1/28 (12) 275,000 303
Kookmin Bank, 4.50%, 2/1/29  650,000 748
Las Vegas Sands, 3.20%, 8/8/24  125,000 130
Las Vegas Sands, 3.50%, 8/18/26  210,000 220
Longfor Group Holdings, 3.95%, 9/16/29  550,000 591
LSEGA Financing, 2.00%, 4/6/28 (1) 1,050,000 1,068

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
LSEGA Financing, 2.50%, 4/6/31 (1) 375,000 386
LSEGA Financing, 3.20%, 4/6/41 (1) 200,000 212
Marsh & McLennan, 2.25%, 11/15/30  185,000 190
Micron Technology, 4.185%, 2/15/27  615,000 696
Micron Technology, 5.327%, 2/6/29  226,000 273
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 790,000 858
Morgan Stanley, 3.625%, 1/20/27  770,000 857
Morgan Stanley, VR, 1.593%, 5/4/27 (12) 1,240,000 1,253
Morgan Stanley, VR, 1.928%, 4/28/32 (12) 980,000 958
Morgan Stanley, VR, 3.217%, 4/22/42 (12) 145,000 155
Morgan Stanley, VR, 4.431%, 1/23/30 (12) 185,000 216
Netflix, 4.625%, 5/15/29 (EUR)  655,000 972
NiSource, 1.70%, 2/15/31  315,000 302
NiSource, 3.60%, 5/1/30  365,000 405
NRG Energy, 4.45%, 6/15/29 (1) 260,000 291
NTT Finance, 1.591%, 4/3/28 (1) 625,000 625
NTT Finance, 2.065%, 4/3/31 (1) 200,000 205
NXP, 2.70%, 5/1/25 (1) 50,000 53
NXP, 3.15%, 5/1/27 (1) 95,000 102
NXP, 5.35%, 3/1/26 (1) 205,000 239
Oracle, 2.30%, 3/25/28  305,000 314
Pacific Gas & Electric, 2.10%, 8/1/27  220,000 213
Pacific Gas & Electric, 2.50%, 2/1/31  570,000 536
Pacific Gas & Electric, 3.30%, 8/1/40  480,000 443
Pacific Gas & Electric, 4.55%, 7/1/30  1,330,000 1,414
PerkinElmer, 3.30%, 9/15/29  195,000 212
Perrigo Finance Unlimited, 3.15%, 6/15/30  675,000 696
Perrigo Finance Unlimited, 3.90%, 12/15/24  440,000 470
Perrigo Finance Unlimited, 4.375%, 3/15/26  455,000 496
Prologis, 1.25%, 10/15/30  185,000 176
Regency Centers, 3.70%, 6/15/30  385,000 431
Reliance Industries, 3.667%, 11/30/27  1,125,000 1,237
Reynolds American, 4.45%, 6/12/25  710,000 786
Ross Stores, 1.875%, 4/15/31  410,000 401
Sabine Pass Liquefaction, 4.50%, 5/15/30  95,000 110
Sabine Pass Liquefaction, 5.00%, 3/15/27  1,105,000 1,276
Sabine Pass Liquefaction, 5.75%, 5/15/24  200,000 223
Sabine Pass Liquefaction, 5.875%, 6/30/26  629,000 742
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (12) 1,205,000 1,210
SBA Tower Trust, 1.631%, 11/15/26 (1) 270,000 270
SBA Tower Trust, 2.328%, 1/15/28 (1) 150,000 157
SBA Tower Trust, 2.836%, 1/15/25 (1) 580,000 605
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/8/24 (1) 490,000 516
Shinhan Bank, 4.00%, 4/23/29  500,000 565
Siemens Financieringsmaatschappij, 1.70%, 3/11/28 (1) 250,000 253
Siemens Financieringsmaatschappij, 2.15%, 3/11/31 (1) 660,000 672

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Simon Property Group, 2.65%, 7/15/30  385,000 401
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 520,000 552
Standard Chartered, VR, 2.819%, 1/30/26 (1)(12) 200,000 209
Standard Chartered, VR, 4.644%, 4/1/31 (1)(12) 450,000 527
T-Mobile USA, 2.05%, 2/15/28  260,000 264
T-Mobile USA, 3.75%, 4/15/27  1,260,000 1,395
Tengizchevroil Finance International, 4.00%, 8/15/26  900,000 978
Transcontinental Gas Pipe Line, 3.25%, 5/15/30  100,000 108
Transcontinental Gas Pipe Line, 4.00%, 3/15/28  430,000 486
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  270,000 329
Transurban Finance, 2.45%, 3/16/31 (1) 270,000 275
Transurban Finance, 3.375%, 3/22/27 (1) 145,000 158
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28  148,131 148
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  96,111 96
UnitedHealth Group, 2.00%, 5/15/30  1,235,000 1,253
Valero Energy, 2.15%, 9/15/27  180,000 183
Vanke Real Estate Hong Kong, 5.35%, 3/11/24  1,100,000 1,202
VEREIT Operating Partnership, 2.20%, 6/15/28  100,000 102
VEREIT Operating Partnership, 2.85%, 12/15/32  480,000 508
VEREIT Operating Partnership, 3.40%, 1/15/28  95,000 103
VEREIT Operating Partnership, 3.95%, 8/15/27  934,000 1,052
Verizon Communications, 1.75%, 1/20/31  1,060,000 1,024
Verizon Communications, 2.10%, 3/22/28  315,000 324
Verizon Communications, 2.55%, 3/21/31  485,000 499
Verizon Communications, 2.65%, 11/20/40  440,000 428
Verizon Communications, 2.875%, 11/20/50  495,000 476
Verizon Communications, 2.987%, 10/30/56  880,000 848
Verizon Communications, 4.329%, 9/21/28  855,000 995
Verizon Communications, 4.522%, 9/15/48  405,000 508
Verizon Communications, 4.75%, 11/1/41  155,000 194
Verizon Communications, 4.862%, 8/21/46  100,000 130
Vistra Operations, 3.55%, 7/15/24 (1) 870,000 918
Vodafone Group, 4.375%, 5/30/28  255,000 296
Vodafone Group, 4.875%, 6/19/49  615,000 787
Vodafone Group, 5.25%, 5/30/48  915,000 1,217
Volkswagen Bank, 2.50%, 7/31/26 (EUR)  400,000 525
Volkswagen Group of America Finance, 1.625%, 11/24/27 (1) 200,000 200
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1) 970,000 1,048
Wells Fargo, 4.30%, 7/22/27  370,000 425
Wells Fargo, VR, 2.393%, 6/2/28 (12) 2,740,000 2,852
Wells Fargo, VR, 2.572%, 2/11/31 (12) 2,800,000 2,902
Wells Fargo, VR, 2.879%, 10/30/30 (12) 1,150,000 1,223
Westlake Chemical, 1.625%, 7/17/29 (EUR)  215,000 269
Williams, 3.75%, 6/15/27  1,005,000 1,113
Williams, 5.10%, 9/15/45  465,000 578
Woodside Finance, 3.65%, 3/5/25 (1) 1,345,000 1,438

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Woodside Finance, 3.70%, 9/15/26 (1) 438,000 477
Woodside Finance, 3.70%, 3/15/28 (1) 750,000 812
Yili Holding Investment, 1.625%, 11/19/25  1,490,000 1,493
Total Corporate Bonds (Cost $146,434) 153,454
EQUITY MUTUAL FUNDS 8.0%
T. Rowe Price Institutional Emerging Markets Equity Fund (3) 1,685,585 81,818
T. Rowe Price Multi-Strategy Total Return Fund - I Class (3) 9,969,907 108,472
T. Rowe Price Real Assets Fund - I Class (3) 1,923,833 28,358
Total Equity Mutual Funds (Cost $173,513) 218,648
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.2%
Equate Petrochemical, 4.25%, 11/3/26  850,000 946
NBN, 2.625%, 5/5/31 (1) 410,000 424
QNB Finance, 2.75%, 2/12/27  700,000 737
Saudi Arabian Oil, 3.50%, 4/16/29 (1) 700,000 763
Saudi Electricity Global Sukuk, 4.723%, 9/27/28  650,000 766
TNB Global Ventures Capital, 3.244%, 10/19/26  700,000 751
Total Foreign Government Obligations & Municipalities (Cost
$4,280) 4,387
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.7%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A,
ARM, 1M USD LIBOR + 0.88%, 0.976%, 9/15/34 (1) 369,560 370
Angel Oak Mortgage Trust, Series 2019-3, Class A2, CMO, ARM,
3.136%, 5/25/59 (1) 157,980 159
Angel Oak Mortgage Trust, Series 2019-3, Class A3, CMO, ARM,
3.238%, 5/25/59 (1) 165,444 166
Angel Oak Mortgage Trust, Series 2020-5, Class A3, CMO, ARM,
2.041%, 5/25/65 (1) 148,115 149
Angel Oak Mortgage Trust, Series 2020-6, Class A3, CMO, ARM,
1.775%, 5/25/65 (1) 405,737 407
Angel Oak Mortgage Trust I, Series 2019-1, Class A2, CMO, ARM,
4.022%, 11/25/48 (1) 69,893 71
Angel Oak Mortgage Trust I, Series 2019-4, Class A3, CMO, ARM,
3.301%, 7/26/49 (1) 222,171 224
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, ARM, 1M
USD LIBOR + 1.25%, 1.346%, 9/15/32 (1) 235,000 234
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class D, ARM, 1M
USD LIBOR + 1.80%, 1.896%, 9/15/32 (1) 285,000 283

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX,
Class B, ARM, 1M USD LIBOR + 1.45%, 1.55%, 9/15/38 (1) 290,000 290
Bayview Mortgage Fund IVc Trust, Series 2017-RT3, Class A,
CMO, ARM, 3.50%, 1/28/58 (1) 168,858 171
Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class
A20, CMO, ARM, 2.50%, 6/25/51 (1) 901,304 918
Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1,
Class A1, CMO, ARM, 3.00%, 3/28/57 (1) 25,525 26
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4,
Class A, CMO, ARM, 3.50%, 1/28/55 (1) 41,098 42
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
USD LIBOR + 2.16%, 2.256%, 11/15/34 (1) 235,000 228
Benchmark Mortgage Trust, Series 2018-B1, Class AM, ARM,
3.878%, 1/15/51  295,000 330
BFLD, Series 2019-DPLO, Class C, ARM, 1M USD LIBOR + 1.54%,
1.636%, 10/15/34 (1) 750,000 748
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class
C, ARM, 3.793%, 11/15/52  280,000 294
CIM Trust, Series 2019-INV3, Class A15, CMO, ARM, 3.50%,
8/25/49 (1) 114,990 117
CIM Trust, Series 2020-INV1, Class A2, CMO, ARM, 2.50%,
4/25/50 (1) 509,292 520
CIM Trust, Series 2021-INV1, Class A29, CMO, ARM, 2.50%,
7/1/51 (1) 594,036 604
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class
AS, 4.026%, 5/10/47  375,000 400
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class
A5, 3.137%, 2/10/48  270,000 288
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class
AS, 3.571%, 2/10/48  135,000 143
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class AS,
3.764%, 10/12/50  505,000 556
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class AS,
3.915%, 4/14/50  230,000 255
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A,
2.647%, 12/10/41 (1) 950,000 998
Cold Storage Trust, Series 2020-ICE5, Class C, ARM, 1M USD
LIBOR + 1.65%, 1.746%, 11/15/37 (1) 231,003 232
COLT Mortgage Loan Trust, Series 2020-3, Class A1, CMO, ARM,
1.506%, 4/27/65 (1) 136,893 137
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO, ARM,
2.38%, 4/27/65 (1) 216,093 217
Commercial Mortgage Trust, Series 2015-CR24, Class A5,
3.696%, 8/10/48  1,005,000 1,099
Commercial Mortgage Trust, Series 2015-CR24, Class AM, ARM,
4.028%, 8/10/48  265,000 290

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Commercial Mortgage Trust, Series 2015-LC21, Class B, ARM,
4.478%, 7/10/48  435,000 475
Commercial Mortgage Trust, Series 2016-CR28, Class A4,
3.762%, 2/10/49  525,000 580
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  289,898 309
Connecticut Avenue Securities, Series 2017-C02, Class 2ED3,
CMO, ARM, 1M USD LIBOR + 1.35%, 1.434%, 9/25/29  582,227 586
Connecticut Avenue Securities, Series 2017-C04, Class 2ED2,
CMO, ARM, 1M USD LIBOR + 1.10%, 1.184%, 11/25/29  707,965 699
Connecticut Avenue Securities, Series 2017-C06, Class 1M2B,
CMO, ARM, 1M USD LIBOR + 2.65%, 2.734%, 2/25/30  500,000 504
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, 1M USD LIBOR + 1.00%, 1.084%, 2/25/30  344,312 343
Connecticut Avenue Securities, Series 2018-C01, Class 1ED2,
CMO, ARM, 1M USD LIBOR + 0.85%, 0.934%, 7/25/30  592,173 592
Connecticut Avenue Securities, Series 2018-C02, Class 2EB2,
CMO, ARM, 1M USD LIBOR + 0.90%, 0.984%, 8/25/30  298,629 294
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5,
3.09%, 1/15/49  345,000 370
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class AS,
3.278%, 9/15/52  280,000 304
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class B,
3.48%, 9/15/52  325,000 344
DBCG Mortgage Trust, Series 2017-BBG, Class A, ARM, 1M USD
LIBOR + 0.70%, 0.796%, 6/15/34 (1) 360,000 360
DC Office Trust, Series 2019-MTC, Class D, ARM, 3.174%,
9/15/45 (1) 510,000 516
Deephaven Residential Mortgage Trust, Series 2021-2, Class A2,
CMO, ARM, 1.209%, 4/25/66 (1) 232,524 232
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A,
ARM, 3.673%, 9/10/35 (1) 205,000 223
Ellington Financial Mortgage Trust, Series 2019-2, Class A1, CMO,
ARM, 2.739%, 11/25/59 (1) 220,211 224
Ellington Financial Mortgage Trust, Series 2021-2, Class A2, CMO,
ARM, 1.085%, 6/25/66 (1) 431,611 432
FirstKey Mortgage Trust, Series 2014-1, Class B2, CMO, ARM,
3.905%, 11/25/44 (1) 122,411 123
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO, ARM,
1M USD LIBOR + 0.85%, 0.934%, 3/25/50 (1) 138,940 139
FREMF Mortgage Trust, Series 2018-K731, Class B, ARM, 4.065%,
2/25/25 (1) 705,000 764
FREMF Mortgage Trust, Series 2019-K100, Class B, ARM, 3.61%,
11/25/52 (1) 730,000 793
FREMF Mortgage Trust, Series 2019-K92, Class B, ARM, 4.337%,
5/25/52 (1) 245,000 279

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FREMF Mortgage Trust, Series 2019-K94, Class B, ARM, 4.101%,
7/25/52 (1) 300,000 337
FREMF Mortgage Trust, Series 2019-K98, Class B, ARM, 3.861%,
10/25/52 (1) 505,000 559
FWD Securitization Trust, Series 2020-INV1, Class A3, CMO, ARM,
2.44%, 1/25/50 (1) 269,659 271
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (1) 95,525 97
Galton Funding Mortgage Trust, Series 2018-2, Class A22, CMO,
ARM, 4.00%, 10/25/58 (1) 105,841 108
Galton Funding Mortgage Trust, Series 2019-2, Class A42, CMO,
ARM, 3.50%, 6/25/59 (1) 12,506 13
Galton Funding Mortgage Trust, Series 2019-H1, Class A1, CMO,
ARM, 2.657%, 10/25/59 (1) 82,273 83
Galton Funding Mortgage Trust, Series 2019-H1, Class A3, CMO,
ARM, 2.964%, 10/25/59 (1) 463,434 467
Galton Funding Mortgage Trust, Series 2020-H1, Class A1, CMO,
ARM, 2.31%, 1/25/60 (1) 177,753 181
Goldman Sachs Mortgage Securities Trust, Series 2013-GC16,
Class B, ARM, 5.161%, 11/10/46  1,280,000 1,357
Goldman Sachs Mortgage Securities Trust, Series 2015-GC28,
Class AS, 3.759%, 2/10/48  415,000 447
Goldman Sachs Mortgage Securities Trust, Series 2017-GS8,
Class C, ARM, 4.48%, 11/10/50  720,000 785
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M USD
LIBOR + 1.633%, 1.729%, 12/15/36 (1) 425,000 424
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class
2A1, CMO, ARM, 1.66%, 7/25/44 (1) 11,482 12
GS Mortgage-Backed Securities Trust, Series 2019-PJ1, Class A8,
CMO, ARM, 4.00%, 8/25/49 (1) 171,152 173
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.983%, 10/25/50 (1) 361,144 368
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class A4,
CMO, ARM, 2.50%, 11/25/51 (1) 448,564 455
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
CMO, ARM, 2.50%, 2/25/52 (1) 460,000 467
Homeward Opportunities Fund I Trust, Series 2019-3, Class A3,
CMO, ARM, 3.031%, 11/25/59 (1) 274,134 279
Homeward Opportunities Fund I Trust, Series 2020-2, Class A1,
CMO, ARM, 1.657%, 5/25/65 (1) 243,554 245
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, CMO,
ARM, 2.50%, 7/25/51 (1) 856,886 870
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1, CMO,
ARM, 1.073%, 9/25/56 (1) 245,000 245
Independence Plaza Trust, Series 2018-INDP, Class C, 4.158%,
7/10/35 (1) 895,000 938

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 190,000 201
JPMorgan Mortgage Trust, Series 2019-INV2, Class A3, CMO,
ARM, 3.50%, 2/25/50 (1) 108,565 110
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 189,729 193
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 219,687 224
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 174,338 178
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50 (1) 77,050 78
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 180,268 184
MetLife Securitization Trust, Series 2018-1A, Class A, CMO, ARM,
3.75%, 3/25/57 (1) 315,919 327
MFA Trust, Series 2021-NQM2, Class A1, CMO, ARM, 1.029%,
11/25/64 (1) 323,131 323
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, CMO,
ARM, 2.50%, 4/25/57 (1) 20,121 20
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, CMO,
ARM, 2.75%, 7/25/59 (1) 89,711 91
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-
C18, Class 300A, 3.749%, 8/15/31  255,000 270
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C24, Class AS, ARM, 4.036%, 5/15/48  125,000 137
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C27, Class AS, 4.068%, 12/15/47  375,000 412
Morgan Stanley Capital I Trust, Series 2015-MS1, Class AS, ARM,
4.166%, 5/15/48  45,000 49
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class
A1, CMO, ARM, 2.71%, 11/25/59 (1) 426,732 432
New Residential Mortgage Loan Trust, Series 2020-NQM1, Class
A1, CMO, ARM, 2.464%, 1/26/60 (1) 247,789 250
OBX Trust, Series 2019-EXP2, Class 1A3, CMO, ARM, 4.00%,
6/25/59 (1) 187,613 194
OBX Trust, Series 2019-EXP3, Class 1A8, CMO, ARM, 3.50%,
10/25/59 (1) 136,514 139
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 392,413 403
OBX Trust, Series 2020-EXP1, Class 2A1, CMO, ARM, 1M USD
LIBOR + 0.75%, 0.834%, 2/25/60 (1) 67,331 67
OBX Trust, Series 2020-EXP2, Class A8, CMO, ARM, 3.00%,
5/25/60 (1) 479,687 486
OBX Trust, Series 2021-NQM3, Class A1, CMO, ARM, 1.054%,
7/25/61 (1) 370,000 370

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Seasoned Credit Risk Transfer Trust, Series 2016-1, Class M1,
CMO, ARM, 3.00%, 9/25/55 (1) 10,238 10
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.472%, 4/25/43  296,598 302
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.831%, 8/25/47 (1) 256,944 265
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 127,677 129
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO, ARM,
3.50%, 2/25/48 (1) 38,412 39
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 99,105 100
Sequoia Mortgage Trust, Series 2018-CH4, Class A2, CMO, ARM,
4.00%, 10/25/48 (1) 96,398 97
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 89,851 90
Starwood Mortgage Residential Trust, Series 2018-IMC2, Class
A1, CMO, ARM, 4.121%, 10/25/48 (1) 260,221 263
Structured Agency Credit Risk Debt Notes, Series 2015-DNA3,
Class M3, CMO, ARM, 1M USD LIBOR + 4.70%, 4.784%, 4/25/28  234,159 240
Structured Agency Credit Risk Debt Notes, Series 2016-HQA3,
Class M2, CMO, ARM, 1M USD LIBOR + 1.35%, 1.434%, 3/25/29  8,290 8
Structured Agency Credit Risk Debt Notes, Series 2017-DNA2,
Class M1, CMO, ARM, 1M USD LIBOR + 1.20%, 1.284%,
10/25/29  40,083 40
Structured Agency Credit Risk Debt Notes, Series 2018-DNA1,
Class M2AT, CMO, ARM, 1M USD LIBOR + 1.05%, 1.134%,
7/25/30  439,298 438
Structured Agency Credit Risk Debt Notes, Series 2018-DNA2,
Class M1, CMO, ARM, 1M USD LIBOR + 0.80%, 0.884%,
12/25/30 (1) 112,423 112
Structured Agency Credit Risk Debt Notes, Series 2018-DNA3,
Class M1, CMO, ARM, 1M USD LIBOR + 0.75%, 0.834%,
9/25/48 (1) 484 —
Structured Agency Credit Risk Debt Notes, Series 2018-HQA1,
Class M2AS, CMO, ARM, 1M USD LIBOR + 1.10%, 1.184%,
9/25/30  312,690 313
Structured Agency Credit Risk Debt Notes, Series 2018-HRP2,
Class M2, CMO, ARM, 1M USD LIBOR + 1.25%, 1.334%,
2/25/47 (1) 372,913 373
Structured Agency Credit Risk Debt Notes, Series 2020-DNA5,
Class M2, CMO, ARM, SOFR30A + 2.80%, 2.85%, 10/25/50 (1) 540,000 546
Structured Agency Credit Risk Debt Notes, Series 2020-HQA5,
Class M1, CMO, ARM, SOFR30A + 1.10%, 1.15%, 11/25/50 (1) 83,429 84
Structured Agency Credit Risk Debt Notes, Series 2021-DNA5,
Class M2, CMO, ARM, SOFR30A + 1.65%, 1.70%, 1/25/34 (1) 245,000 247

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Toorak Mortgage, Series 2021-INV1, Class A1, CMO, ARM,
1.153%, 7/25/56 (1) 377,503 378
Towd Point Mortgage Trust, Series 2015-4, Class M1, CMO, ARM,
3.75%, 4/25/55 (1) 610,000 623
Towd Point Mortgage Trust, Series 2016-1, Class A1B, CMO, ARM,
2.75%, 2/25/55 (1) 6,919 7
Towd Point Mortgage Trust, Series 2016-1, Class A3B, CMO, ARM,
3.00%, 2/25/55 (1) 54,824 55
Towd Point Mortgage Trust, Series 2016-2, Class A1A, CMO, ARM,
2.75%, 8/25/55 (1) 38,276 38
Towd Point Mortgage Trust, Series 2016-4, Class A1, CMO, ARM,
2.25%, 7/25/56 (1) 56,767 57
Towd Point Mortgage Trust, Series 2017-1, Class A1, CMO, ARM,
2.75%, 10/25/56 (1) 77,105 78
Towd Point Mortgage Trust, Series 2017-2, Class A1, CMO, ARM,
2.75%, 4/25/57 (1) 27,706 28
Towd Point Mortgage Trust, Series 2017-5, Class A1, CMO, ARM,
1M USD LIBOR + 0.60%, 0.684%, 2/25/57 (1) 79,399 79
Towd Point Mortgage Trust, Series 2018-3, Class A1, ARM, 3.75%,
5/25/58 (1) 353,916 369
Verus Securitization Trust, Series 2019-3, Class A3, CMO, STEP,
3.04%, 7/25/59 (1) 247,210 248
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59 (1) 156,669 159
Verus Securitization Trust, Series 2019-INV2, Class A2, CMO,
ARM, 3.117%, 7/25/59 (1) 532,911 539
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 2.692%, 11/25/59 (1) 601,195 610
Verus Securitization Trust, Series 2020-1, Class A3, CMO, STEP,
2.724%, 1/25/60 (1) 422,661 428
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.889%, 3/25/60 (1) 100,000 104
Vista Point Securitization Trust, Series 2020-1, Class A1, CMO,
ARM, 1.763%, 3/25/65 (1) 161,498 162
Vista Point Securitization Trust, Series 2020-2, Class M1, CMO,
ARM, 3.401%, 4/25/65 (1) 305,000 314
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class
C, ARM, 4.435%, 7/15/58  70,000 75
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class
B, 4.025%, 9/15/50  1,335,000 1,467
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR,
Class A, ARM, 2.584%, 9/15/31 (1) 695,000 707
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class
C, ARM, 1M USD LIBOR + 1.80%, 1.896%, 2/15/40 (1) 299,977 302
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1,
Class A17, CMO, ARM, 2.50%, 12/25/50 (1) 916,376 928

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class AS,
ARM, 4.069%, 9/15/57  525,000 567
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 485,000 532
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$46,304) 47,320
PRIVATE INVESTMENT COMPANIES 5.8%
Blackstone Partners Offshore Fund (5)(9) 117,190 156,419
Total Private Investment Companies (Cost $125,482) 156,419
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 4.2%
U.S. Government Agency Obligations 2.8%
Federal Home Loan Mortgage
2.50%, 4/1/30  225,725 237
3.00%, 12/1/42 - 4/1/47  1,026,281 1,096
3.50%, 8/1/42 - 3/1/44  648,078 703
4.00%, 8/1/40 - 9/1/45  544,910 598
4.50%, 9/1/23 - 10/1/41  412,578 461
5.00%, 7/1/25 - 8/1/40  270,091 307
5.50%, 11/1/21 - 10/1/38  86,038 100
6.00%, 8/1/22 - 8/1/38  73,184 86
6.50%, 3/1/32 - 9/1/34  26,178 30
7.00%, 4/1/32 - 6/1/32  2,424 2
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 1.975%, 7/1/35  1,524 2
12M USD LIBOR + 1.785%, 2.16%, 2/1/37  7,067 7
12M USD LIBOR + 1.785%, 2.285%, 9/1/32  338 —
12M USD LIBOR + 1.829%, 2.203%, 2/1/37  8,806 9
12M USD LIBOR + 1.842%, 2.216%, 1/1/37  6,418 6
12M USD LIBOR + 1.929%, 2.314%, 12/1/36  5,048 5
12M USD LIBOR + 2.029%, 2.448%, 11/1/36  8,054 8
12M USD LIBOR + 2.162%, 2.537%, 2/1/37  11,341 12
1Y CMT + 2.25%, 2.326%, 10/1/36  3,128 3
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  350,051 57
Federal Home Loan Mortgage, UMBS
2.00%, 1/1/36 - 9/1/36  1,789,856 1,857
2.50%, 5/1/51 - 8/1/51  574,891 601
3.00%, 5/1/31 - 12/1/50  812,740 864
3.50%, 11/1/47 - 11/1/50  1,162,763 1,253
4.00%, 12/1/49 - 2/1/50  923,706 996
4.50%, 5/1/50  100,449 109

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  125,828 134
3.50%, 6/1/42 - 5/1/46  1,337,122 1,450
4.00%, 11/1/40  409,978 449
Federal National Mortgage Assn., ARM, 12M USD LIBOR +
1.873%, 2.123%, 8/1/36  9,562 10
Federal National Mortgage Assn., CMO, 4.00%, 6/25/44  48,862 49
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  1,752 —
Federal National Mortgage Assn., UMBS
2.00%, 5/1/36 - 6/1/36  1,204,752 1,251
2.50%, 8/1/30 - 8/1/51  2,056,197 2,149
3.00%, 1/1/27 - 4/1/51  13,710,341 14,621
3.50%, 11/1/32 - 7/1/50  6,767,499 7,268
4.00%, 11/1/40 - 12/1/49  4,639,597 5,049
4.50%, 10/1/26 - 5/1/50  2,943,418 3,267
5.00%, 9/1/23 - 12/1/47  616,013 699
5.50%, 12/1/34 - 9/1/41  647,533 748
6.00%, 2/1/22 - 1/1/41  567,474 665
6.50%, 7/1/32 - 5/1/40  198,933 232
7.00%, 1/1/31 - 7/1/32  3,318 4
UMBS, TBA(13)
2.00%, 9/1/51  13,510,000 13,695
2.50%, 9/1/51  10,265,000 10,661
3.00%, 9/1/51  2,245,000 2,348
4.00%, 9/1/51  1,590,000 1,704
4.50%, 9/1/51  1,530,000 1,655
77,517
U.S. Government Obligations 1.4%
Government National Mortgage Assn.
2.50%, 6/20/51 - 7/20/51  3,889,785 4,036
3.00%, 7/15/43 - 7/20/51  5,852,347 6,148
3.50%, 8/20/42 - 1/20/49  4,636,010 4,962
4.00%, 2/20/41 - 10/20/50  2,071,899 2,220
4.50%, 11/20/39 - 9/20/47  915,788 1,013
5.00%, 7/20/39 - 8/20/48  1,187,597 1,318
5.50%, 1/20/36 - 3/20/49  1,053,188 1,176
6.00%, 4/15/36 - 12/20/38  32,563 38
6.50%, 12/20/33  1,215 1
7.00%, 2/20/27 - 7/20/27  3,211 3
7.50%, 11/15/25 - 6/15/32  5,408 6
8.00%, 10/20/25  209 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  151,461 156
Government National Mortgage Assn., CMO, IO
3.50%, 4/20/39 - 5/20/43  86,078 12

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
4.00%, 5/20/37 - 2/20/43  133,867 8
4.50%, 12/20/39  4,174 —
Government National Mortgage Assn., TBA(13)
2.00%, 10/20/51  6,295,000 6,415
2.50%, 9/20/51  6,536,000 6,778
3.50%, 9/20/51  2,420,000 2,547
36,837
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $112,719) 114,354
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 4.9%
U.S. Treasury Obligations 4.9%
U.S. Treasury Bonds, 1.875%, 2/15/41  8,540,000 8,608
U.S. Treasury Bonds, 1.875%, 2/15/51 (14) 7,780,000 7,686
U.S. Treasury Bonds, 2.00%, 8/15/51  5,225,000 5,319
U.S. Treasury Bonds, 2.25%, 5/15/41  11,760,000 12,585
U.S. Treasury Bonds, 2.375%, 5/15/51  4,350,000 4,805
U.S. Treasury Notes, 0.125%, 5/15/23  3,510,000 3,508
U.S. Treasury Notes, 0.125%, 6/30/23  12,075,000 12,066
U.S. Treasury Notes, 0.125%, 1/15/24 (14) 14,840,000 14,784
U.S. Treasury Notes, 0.125%, 2/15/24  4,265,000 4,248
U.S. Treasury Notes, 0.25%, 3/15/24  13,305,000 13,284
U.S. Treasury Notes, 0.25%, 5/15/24  1,530,000 1,526
U.S. Treasury Notes, 0.25%, 6/15/24  3,300,000 3,290
U.S. Treasury Notes, 0.375%, 7/15/24  4,530,000 4,529
U.S. Treasury Notes, 0.625%, 7/31/26  11,490,000 11,411
U.S. Treasury Notes, 0.75%, 4/30/26  5,910,000 5,915
U.S. Treasury Notes, 0.75%, 5/31/26  13,535,000 13,539
U.S. Treasury Notes, 0.75%, 8/31/26  5,941,600 5,934
133,037
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $130,839) 133,037
SHORT-TERM INVESTMENTS 10.2%
Money Market Funds 10.2%
T. Rowe Price Treasury Reserve Fund, 0.04% (3)(15) 278,694,400 278,694
Total Short-Term Investments (Cost $278,694) 278,694

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-Term Fund, 0.07% (3)(15) 578,785 5,788
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 5,788
Total Securities Lending Collateral (Cost $5,788) 5,788
Total Investments in Securities 101.8%
(Cost $2,198,970) $ 2,776,295
Other Assets Less Liabilities (1.8)% (50,144)
Net Assets 100.0% $ 2,726,151
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$91,234 and represents 3.3% of net assets.
(2) All or a portion of this loan is unsettled as of August 31, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Affiliated Companies
(4) SEC 30-day yield
(5) Non-income producing
(6) All or a portion of this security is pledged to cover or as collateral for written call options at August 31, 2021.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $11,952 and represents 0.4% of net assets.
(8) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at
August 31, 2021, was $98 and was valued at $94 (0.0% of net assets).
(9) Level 3 in fair value hierarchy.
(10) All or a portion of this security is on loan at August 31, 2021.
(11) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
(12) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(13) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $45,803 and represents 1.7% of net assets.
(14) At August 31, 2021, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(15) Seven-day yield
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
PIPE Private Investment in Public Equity
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)
SPAC Special Purpose Acquisition Company
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
Exchange-Traded Options Written (0.1)%
Description Contracts
Notional
Amount $ Value
S&P 500 Index, Call, 10/15/21 @ $4,525.00 186 84,122 (1,402)
Total Options Written (Premiums $(1,573)) $ (1,402)

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: Republic of Chile, A1*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/26 * 2,320 46 50 (4)
Barclays Bank, Protection Sold (Relevant
Credit: United Mexican States, Baa1*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/26 * 1,627 14 (3) 17
BNP Paribas, Protection Sold (Relevant
Credit: Republic of Chile, A1*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/26 * 980 19 20 (1)
Citibank, Protection Sold (Relevant Credit:
United Mexican States, Baa1*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/26 * 762 7 (1) 8
Goldman Sachs, Protection Sold (Relevant
Credit: Republic of Indonesia, Baa2*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/26 * 2,530 43 16 27
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, A*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) * 113 3 1 2
JPMorgan Chase, Protection Sold
(Relevant Credit: United Mexican States,
Baa1*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/26 * 136 1 — 1
Total Bilateral Credit Default Swaps, Protection Sold 83 50
Total Bilateral Swaps 83 50
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S36, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/20/26 4,753 516 407 109

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S36, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/26 12,672 348 302 46
Protection Sold (Relevant Credit: Republic
of Indonesia, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/26 2,782 47 30 17
Protection Sold (Relevant Credit: United
Mexican States, Baa1*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/26 8,111 70 19 51
Total Centrally Cleared Credit Default Swaps,
Protection Sold 223
Total Centrally Cleared Swaps 223
Net payments (receipts) of variation margin to date (220)
Variation margin receivable (payable) on centrally cleared swaps $ 3
* Credit ratings as of August 31, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $2.

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 11/19/21 USD 607 EUR 514 $ (2)
Citibank 11/19/21 USD 298 EUR 253 (1)
Morgan Stanley 11/19/21 USD 906 EUR 768 (1)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (4)

T. ROWE PRICE Spectrum Conservative Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 53 MSCI EAFE Index contracts 9/21 (6,231) $ 33
Long, 120 S&P 500 E-Mini Index contracts 9/21 27,123 649
Long, 77 U.S. Treasury Long Bond contracts 12/21 12,549 45
Short, 229 U.S. Treasury Notes five year contracts 12/21 (28,332) (20)
Short, 79 U.S. Treasury Notes ten year contracts 12/21 (10,543) (4)
Long, 59 U.S. Treasury Notes two year contracts 12/21 12,999 —
Long, 160 Ultra U.S. Treasury Bonds contracts 12/21 31,565 215
Long, 63 Ultra U.S. Treasury Notes ten year contracts 12/21 9,325 (4)
Net payments (receipts) of variation margin to date (1,147)
Variation margin receivable (payable) on open futures contracts $ (233)

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 3.64%  $ (861) $ (5,228) $ 1,557
T. Rowe Price Inflation Protected Bond Fund - I
Class, 7.21%  — — 4
T. Rowe Price Institutional Emerging Markets
Bond Fund, 3.94%  — 1,054 1,408
T. Rowe Price Institutional Emerging Markets
Equity Fund  — (4,310) —
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 3.43%  — (145) 696
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 3.82%  — 928 1,503
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 1.00%  — 772 588
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, 6.59%  57 239 —
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  — 797 —
T. Rowe Price Real Assets Fund - I Class  233 (160) —
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 1.69%  — 615 45
T. Rowe Price Treasury Reserve Fund, 0.04% — — 23
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ (571)# $ (5,438) $ 5,824+

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
08/31/21
T. Rowe Price Dynamic Global
Bond Fund - I Class, 3.64%  $ 214,949 $ 1,558 $ 43,861 $ 167,418
T. Rowe Price Inflation
Protected Bond Fund - I Class,
7.21%  8 — — 8
T. Rowe Price Institutional
Emerging Markets Bond Fund,
3.94%  125,108 1,408 — 127,570
T. Rowe Price Institutional
Emerging Markets Equity Fund  80,578 5,550 — 81,818
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 3.43%  70,171 1,270 — 71,296
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
3.82%  115,716 4,503 — 121,147
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 1.00%  154,219 2,089 — 157,080
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, 6.59%  28,067 — 6,693 21,613
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  — 107,675 — 108,472
T. Rowe Price Real Assets Fund
- I Class  30,285 — 1,767 28,358
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I Class,
1.69%  8,190 1,045 — 9,850
T. Rowe Price Treasury Reserve
Fund, 0.04% 322,038  ¤  ¤ 278,694
T. Rowe Price Short-Term Fund,
0.07% 7,472  ¤  ¤ 5,788
Total $ 1,179,112^

T. ROWE PRICE Spectrum Conservative Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5,824 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,123,606.

T. ROWE PRICE Spectrum Conservative Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Conservative Allocation Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Spectrum Conservative Allocation Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Spectrum Conservative Allocation Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes

T. ROWE PRICE Spectrum Conservative Allocation Fund

available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 488,347 $ — $ 488,347
Bond Mutual Funds 675,982 — — 675,982
Common Stocks 721,013 220,312 1,290 942,615
Convertible Bonds — — 839 839
Convertible Preferred Stocks — 1,102 7,861 8,963
Equity Mutual Funds 218,648 — — 218,648
Private Investment Companies — — 156,419 156,419
Short-Term Investments 278,694 — — 278,694
Securities Lending Collateral 5,788 — — 5,788
Total Securities 1,900,125 709,761 166,409 2,776,295
Swaps* — 356 — 356
Futures Contracts* 942 — — 942
Total $ 1,901,067 $ 710,117 $ 166,409 $ 2,777,593
Liabilities
Options Written $ — $ 1,402 $ — $ 1,402
Forward Currency Exchange
Contracts — 4 — 4
Futures Contracts* 28 — — 28
Total $ 28 $ 1,406 $ — $ 1,434

T. ROWE PRICE Spectrum Conservative Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
August 31, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at August 31, 2021, totaled $3,973,000 for the period ended
August 31, 2021.
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
8/31/21
Investment in Securities
Common Stocks $ 1,446 $ (101) $ 82 $ (137) $ 1,290
Convertible Bonds — — 839 — 839
Convertible Preferred Stocks 5,336 2,247 486 (208) 7,861
Private Investment Companies 130,748 1,671 24,000 — 156,419
Total $ 137,530 $ 3,817 $ 25,407 $ (345) $ 166,409

T. ROWE PRICE Spectrum Conservative Allocation Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 1,290 Recent
comparable
transaction
price(s)
—# —# —# —#
Rate of return 15% 15% Increase
Market
comparable
Enterprise
value to sales
multiple
4.8x
– 6.8x
6.0x Increase
Sales growth
rate
11%
– 27%
23% Increase
Projected
enterprise
value to
EBITDA
multiple
12.7x 12.7x Increase
Enterprise
value to gross
profit multiple
8.8x
–15.4x
10.4x Increase
Gross profit
growth rate
13%
- 27%
23% Increase
Enterprise
value to
EBITDA
multiple
10.8x 10.8x Increase
Price to
tangible book
value multiple
1.7x
– 1.9x
1.8x Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Tangible book
value growth
rate
36% 36% Increase
Segment-
based price-
to-earnings
multiple
11.5x
– 36.4x
23.5x Increase
Whole
company
price-to-
earnings
multiple
21.3x 21.3x Increase
Discount
for lack of
collectability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 3% 3% Increase
Volatility 38% 38% Increase
Discount
for lack of
marketability
10% 10% Decrease
Expected
present value
Discount rate
for cost of
equity
20% 20% Decrease
Convertible
Preferred
Stocks
$ 7,861 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5% 5% Decrease

T. ROWE PRICE Spectrum Conservative Allocation Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
F101-054Q1 08/21
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Market
comparable
Enterprise
value to sales
multiple
5.7x
– 6.8x
6.3x Increase
Sales growth
rate
27% 27% Increase
Enterprise
value to gross
profit multiple
8.8x
– 10.5x
9.7x Increase
Gross profit
growth rate
27% 27% Increase
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Bond
$ 839 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
Investment
Companies
$ 156,419 Rollforward of
Investee NAV
Estimated
return
-0.19% -0.19% Increase